CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Capital reserves [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 3,964	$ 18,583	$ 2,479	$ 963	$ (19,720)	$ 6,269
Balance, shares at Dec. 31, 2019	4,380,268
Issuance of shares in rights offering, net	$ 1,332	4,263	0	0	0	5,595
Issuance of Share capital in rights offering, net, shares	1,460,089
Share-based compensation	$ 0	0	0	121	0	121
Comprehensive income (loss):
Foreign currency translation adjustments	0	0	674	0	0	674
Net income	0	0	0	0	2,608	2,608
Balance at Dec. 31, 2020	$ 5,296	22,846	3,153	1,084	(17,112)	15,267
Balance, shares at Dec. 31, 2020	5,840,357
Share-based compensation	$ 0	0	0	203	0	$ 203
Exercise of stock options, shares						9,321
Comprehensive income (loss):
Foreign currency translation adjustments	0	0	563	0	0	$ 563
Net income	0	0	0	0	5,039	5,039
Balance at Dec. 31, 2021	$ 5,296	22,846	3,716	1,287	(12,073)	$ 21,072
Balance, shares at Dec. 31, 2021	5,840,357					5,840,357
Share-based compensation	$ 0	0	0	250	0	$ 250
Dividend distribution	0	0	0	0	(994)	(994)
Exercise of stock options	$ 9	16	0	0	0	$ 25
Exercise of stock options, shares	9,321					9,321
Comprehensive income (loss):
Foreign currency translation adjustments	$ 0	0	(2,527)	0	0	$ (2,527)
Net income	0	0	0	0	3,194	3,194
Balance at Dec. 31, 2022	$ 5,305	$ 22,862	$ 1,189	$ 1,537	$ (9,873)	$ 21,020
Balance, shares at Dec. 31, 2022	5,849,678					5,849,678